Vessels, Net (Details) - MSC Cristina $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 22, 2015 USD ($)	Jun. 30, 2016
Property Plant And Equipment [Line Items]
Vessel year built		2011
Vessel type		Container
Capacity per each container in TEU		13,100
Acquisition cost	$ 147,840
Deposits for vessels acquisitions	$ 14,802